Inventories	12 Months Ended
Aug. 31, 2018
Inventories [Abstract]
Inventories
7	Inventories

	As at August 31,
	2018	2017

Raw materials	$24,561	$18,899
Work in progress	869	886
Finished goods	13,159	14,047
	$38,589	$33,832

The cost of sales comprised almost exclusively the amount of inventory recognized as an expense during the reporting years, and amounts to $89,058,000, $98,503,000 and $116,293,000 for the years ended August 31, 2016, 2017 and 2018 respectively, including related depreciation and amortization, which are shown separately in operating expenses (note 18).

Inventory writedown amounted to $3,678,000, $3,259,000 and $2,541,000 for the years ended August 31, 2016, 2017 and 2018 respectively.